GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of general and administrative expenses

		Year ended March 31,
		2026	2025
			Restated - Note 2
	Note	$	$
Capital markets		16,481	12,101
Payroll and benefits	9	9,965	9,422
Investor relations and marketing media		6,448	2,353
Professional and consulting fees		6,216	3,288
Office and administration		3,679	2,910
Business development		2,090	2,353
Listing fees		257	205
Total		45,136	32,632